Investments in Other Companies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Associates and joint ventures
Equity		$ 114,232		$ 130,893
Book Value		30,314	$ 58,124	35,771	$ 25,849	$ 23,043
Income (Loss)	$ 5,511	4,019
Promarket S.A.
Associates and joint ventures
Loss recognized by subsidiary		5
Joint Venture
Associates and joint ventures
Equity		10,027		11,651
Book Value		5,013		5,978
Income (Loss)	$ 1,207	$ 850
Servipag Ltda.
Associates and joint ventures
Ownership Interest, Joint Ventures	50.00%	50.00%
Equity		$ 8,596		9,997
Book Value		4,298		4,999
Income (Loss)	$ 700	$ 409
Artikos Chile S.A.
Associates and joint ventures
Ownership Interest, Joint Ventures	50.00%	50.00%
Equity		$ 1,431		1,654
Book Value		715		979
Income (Loss)	$ 507	441
Associates
Associates and joint ventures
Equity		104,205		119,242
Book Value		25,301		29,793
Income (Loss)	$ 4,304	$ 3,169
Transbank S.A.
Associates and joint ventures
Ownership Interest, Associates	26.16%	26.16%
Equity		$ 49,518		56,804
Book Value		12,954		15,070
Income (Loss)	$ 2,117	$ 1,363
Soc. Operadora de Tarjetas de Credito Nexus S.A.
Associates and joint ventures
Ownership Interest, Associates	25.81%	25.81%
Equity		$ 10,809		13,781
Book Value		2,789		3,822
Income (Loss)	$ 884	$ 493
Administrador Financiero del Transantiago S.A.
Associates and joint ventures
Ownership Interest, Associates	20.00%	20.00%
Equity		$ 13,907		15,490
Book Value		2,782		3,098
Income (Loss)	$ 317	$ 230
Redbanc S.A.
Associates and joint ventures
Ownership Interest, Associates	38.13%	38.13%
Equity		$ 6,422		7,484
Book Value		2,449		2,894
Income (Loss)	$ 403	$ 425
Centro de Compensacion Automatizado S.A.
Associates and joint ventures
Ownership Interest, Associates	33.33%	33.33%
Equity		$ 3,985		4,696
Book Value		1,328		1,589
Income (Loss)	$ 236	$ 248
Sociedad Imerc OTC S.A.
Associates and joint ventures
Ownership Interest, Associates	12.33%	12.33%
Equity		$ 10,991		11,490
Book Value		1,347		1,417
Income (Loss)	$ 66	$ 135
Sociedad Interbancaria de Depositos de Valores S.A.
Associates and joint ventures
Ownership Interest, Associates	26.81%	26.81%
Equity		$ 3,101		3,659
Book Value		831		995
Income (Loss)	$ 215	$ 175
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates and joint ventures
Ownership Interest, Associates	15.00%	15.00%
Equity		$ 5,472		5,838
Book Value		821		$ 908
Income (Loss)	$ 66	$ 100